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David W. Bernstein
Partner

DIRECT TEL +1 212 878 8342
DIRECT FAX
david.bernstein@cliffordchance.com
November 3, 2006
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Re: Atari, Inc. — File No. 0-27338
Ladies and Gentlemen:
Atari, Inc. is today filing proxy materials relating to a special meeting of stockholders at which the stockholders will be asked to vote on amendments to Atari’s Restated Certificate of Incorporation that will effectuate a one-for-ten reverse split of its common stock.
If you have any questions or comments, please call me at 212-878-8342 or call Kristina K. Pappa, Atari’s Secretary and General Counsel, at 212-726-4242
Very truly yours,
/s/ David W. Bernstein
David W. Bernstein